Provisions - Additional information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Total claims and legal actions in aggregate claimed amount	$ 217	$ 428
Estimate of probable loss	142	359
Contingent liabilities	$ 75	$ 69
Bottom of range [member]
Disclosure of other provisions [line items]
Discount rate used in calculation of provision	10.80%	9.32%
Top of range [member]
Disclosure of other provisions [line items]
Discount rate used in calculation of provision	14.90%	12.42%